Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.47%
Aerospace & Defense–2.40%
Curtiss-Wright Corp.	204,584	$76,438,720
Embraer S.A., ADR (Brazil)(b)	1,045,330	39,962,966
Loar Holdings, Inc.(b)	148,021	13,629,774
		130,031,460
Apparel Retail–1.11%
Abercrombie & Fitch Co., Class A(b)	147,242	22,040,655
Boot Barn Holdings, Inc.(b)	277,233	38,019,734
		60,060,389
Application Software–9.07%
Agilysys, Inc.(b)	200,212	26,888,472
Alkami Technology, Inc.(b)	936,347	36,957,616
AppFolio, Inc., Class A(b)	164,490	41,739,337
Clearwater Analytics Holdings, Inc., Class A(b)	2,193,158	68,075,624
Intapp, Inc.(b)	739,826	46,276,116
nCino, Inc.(b)	972,514	40,835,863
Pegasystems, Inc.	896,390	85,130,158
Q2 Holdings, Inc.(b)	856,121	89,670,114
Vertex, Inc., Class A(b)	1,032,783	56,028,478
		491,601,778
Asset Management & Custody Banks–4.34%
Cohen & Steers, Inc.	429,190	44,919,025
Hamilton Lane, Inc., Class A	493,334	94,917,462
StepStone Group, Inc., Class A	1,449,705	95,521,062
		235,357,549
Automotive Parts & Equipment–1.74%
Modine Manufacturing Co.(b)	692,620	94,050,870
Biotechnology–6.16%
ADMA Biologics, Inc.(b)	1,079,812	21,715,019
Blueprint Medicines Corp.(b)	328,416	31,652,734
Cytokinetics, Inc.(b)	236,604	12,270,283
Halozyme Therapeutics, Inc.(b)	779,238	37,559,272
Insmed, Inc.(b)	586,311	44,067,135
Krystal Biotech, Inc.(b)	138,974	27,436,247
Merus N.V. (Netherlands)(b)	335,320	15,035,749
SpringWorks Therapeutics, Inc.(b)	292,359	12,127,051
Twist Bioscience Corp.(b)	858,100	42,201,358
Ultragenyx Pharmaceutical, Inc.(b)	385,763	18,373,892
Vaxcyte, Inc.(b)	271,006	25,566,706
Vericel Corp.(b)	537,739	31,264,145
Viking Therapeutics, Inc.(b)	267,774	14,175,956
		333,445,547
Broadline Retail–1.14%
Ollie’s Bargain Outlet Holdings, Inc.(b)	626,617	62,003,752
Building Products–2.09%
AAON, Inc.	608,449	82,955,937
AZEK Co., Inc. (The)(b)	569,045	30,227,670
		113,183,607
Shares		Value
Commercial & Residential Mortgage Finance–1.20%
Mr. Cooper Group, Inc.(b)	661,009	$65,221,758
Communications Equipment–1.29%
Lumentum Holdings, Inc.(b)	802,370	69,782,119
Construction & Engineering–3.35%
Comfort Systems USA, Inc.	165,478	81,625,333
Construction Partners, Inc., Class A(b)	572,531	58,174,875
Primoris Services Corp.	499,349	41,800,505
		181,600,713
Construction Machinery & Heavy Transportation Equipment– 1.02%
Federal Signal Corp.	566,647	55,197,084
Construction Materials–0.89%
Eagle Materials, Inc.	155,194	47,942,530
Consumer Finance–0.52%
Upstart Holdings, Inc.(b)	358,559	28,250,864
Education Services–2.13%
Duolingo, Inc.(b)	331,362	115,403,444
Electrical Components & Equipment–0.24%
Powell Industries, Inc.	49,086	13,124,615
Electronic Components–1.19%
Coherent Corp.(b)	642,066	64,309,331
Electronic Equipment & Instruments–1.08%
Itron, Inc.(b)	376,035	44,571,428
PAR Technology Corp.(b)	174,571	14,164,691
		58,736,119
Electronic Manufacturing Services–1.50%
Celestica, Inc. (Canada)(b)	954,606	81,370,615
Environmental & Facilities Services–3.43%
Casella Waste Systems, Inc., Class A(b)	616,488	69,792,606
Clean Harbors, Inc.(b)	445,462	115,860,212
		185,652,818
Health Care Equipment–3.90%
Glaukos Corp.(b)	486,974	69,953,815
Inspire Medical Systems, Inc.(b)	239,306	46,128,625
Integer Holdings Corp.(b)	375,601	52,771,940
PROCEPT BioRobotics Corp.(b)	287,650	27,496,464
TransMedics Group, Inc.(b)	174,327	15,115,894
		211,466,738
Health Care Facilities–2.82%
Concentra Group Holdings Parent, Inc.(b)	698,700	15,245,645
Encompass Health Corp.	974,734	100,339,118
Select Medical Holdings Corp.	865,831	18,277,692
Surgery Partners, Inc.(b)	798,194	19,028,945
		152,891,400
Health Care Services–1.57%
BrightSpring Health Services, Inc.(b)	1,031,864	19,914,975
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Shares		Value
Health Care Services–(continued)
RadNet, Inc.(b)	794,877	$64,989,144
		84,904,119
Health Care Supplies–1.91%
Lantheus Holdings, Inc.(b)	253,536	22,633,159
Merit Medical Systems, Inc.(b)	574,664	59,707,589
RxSight, Inc.(b)	451,119	21,148,459
		103,489,207
Homebuilding–0.95%
Taylor Morrison Home Corp., Class A(b)	694,453	51,299,243
Independent Power Producers & Energy Traders–0.52%
Talen Energy Corp.(b)	129,994	27,872,014
Industrial Machinery & Supplies & Components–5.94%
Crane Co.	419,775	76,432,632
ESAB Corp.	503,148	64,946,344
Flowserve Corp.	903,091	55,106,613
Mueller Water Products, Inc., Class A	1,605,272	40,196,011
SPX Technologies, Inc.(b)	483,056	85,230,400
		321,912,000
Industrial REITs–0.41%
Terreno Realty Corp.	368,500	22,342,155
Investment Banking & Brokerage–3.49%
Evercore, Inc., Class A	423,096	130,271,258
Piper Sandler Cos.	171,301	58,754,530
		189,025,788
Life Sciences Tools & Services–0.33%
Repligen Corp.(b)	118,497	17,838,538
Managed Health Care–1.27%
HealthEquity, Inc.(b)	676,121	68,653,326
Marine Transportation–0.92%
Kirby Corp.(b)	391,962	49,587,113
Office REITs–1.39%
Highwoods Properties, Inc.	1,316,103	42,720,703
SL Green Realty Corp.	418,908	32,754,417
		75,475,120
Oil & Gas Equipment & Services–1.67%
Archrock, Inc.	1,182,703	30,300,851
TechnipFMC PLC (United Kingdom)	1,925,130	60,391,328
		90,692,179
Oil & Gas Exploration & Production–0.50%
Northern Oil and Gas, Inc.	623,660	27,122,973
Packaged Foods & Meats–1.25%
Freshpet, Inc.(b)	443,279	67,843,851
Personal Care Products–0.82%
BellRing Brands, Inc.(b)	564,995	44,329,508
Pharmaceuticals–0.89%
Intra-Cellular Therapies, Inc.(b)	564,728	48,368,953
Shares		Value
Regional Banks–0.53%
Bancorp, Inc. (The)(b)	492,896	$28,799,913
Research & Consulting Services–1.03%
Parsons Corp.(b)	580,969	55,720,737
Restaurants–4.59%
Shake Shack, Inc., Class A(b)	508,182	67,959,179
Sweetgreen, Inc., Class A(b)	1,158,467	47,473,978
Texas Roadhouse, Inc.	399,383	81,981,348
Wingstop, Inc.	155,410	51,094,146
		248,508,651
Semiconductors–6.20%
Astera Labs, Inc.(b)	872,813	90,117,942
Impinj, Inc.(b)	311,324	59,839,586
MACOM Technology Solutions Holdings, Inc.(b)	615,160	81,705,551
SiTime Corp.(b)	369,762	78,530,054
Tower Semiconductor Ltd. (Israel)(b)	550,144	25,928,287
		336,121,420
Specialty Chemicals–0.53%
Element Solutions, Inc.	996,368	28,575,834
Steel–2.97%
ATI, Inc.(b)	669,039	40,256,077
Carpenter Technology Corp.	621,227	120,542,887
		160,798,964
Systems Software–4.92%
Commvault Systems, Inc.(b)	312,702	53,656,536
CyberArk Software Ltd.(b)	290,789	94,073,150
OneStream, Inc.(b)	777,488	23,239,116
SentinelOne, Inc., Class A(b)	1,936,776	54,132,889
Varonis Systems, Inc.(b)	831,623	41,547,885
		266,649,576
Trading Companies & Distributors–1.08%
Applied Industrial Technologies, Inc.	213,533	58,661,786
Transaction & Payment Processing Services–0.18%
Paymentus Holdings, Inc., Class A(b)	261,416	9,884,139
Total Common Stocks & Other Equity Interests (Cost $3,604,249,559)		5,335,162,207
Money Market Funds–1.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(c)(d)	30,491,298	30,491,298
Invesco Treasury Portfolio, Institutional Class, 4.53%(c)(d)	56,625,515	56,625,515
Total Money Market Funds (Cost $87,116,813)		87,116,813
TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $3,691,366,372)		5,422,279,020
OTHER ASSETS LESS LIABILITIES—(0.08)%		(4,326,401)
NET ASSETS–100.00%		$5,417,952,619
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,945,665	$134,257,809	$(121,712,176)	$-	$-	$30,491,298	$332,280
Invesco Treasury Portfolio, Institutional Class	33,326,481	249,335,931	(226,036,897)	-	-	56,625,515	610,166
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,930	64,588,295	(65,331,225)	-	-	-	64,772*
Invesco Private Prime Fund	3,211,289	119,874,457	(123,084,910)	(181)	(655)	-	187,549
Total	$55,226,365	$568,056,492	$(536,165,208)	$(181)	$(655)	$87,116,813	$1,194,767

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,335,162,207	$—	$—	$5,335,162,207
Money Market Funds	87,116,813	—	—	87,116,813
Total Investments	$5,422,279,020	$—	$—	$5,422,279,020
Invesco Discovery Fund